Notes to Reserves and Dividends - Additional Information (Detail)	12 Months Ended
Mar. 31, 2023 ₨ / shares
Debenture Redemption Reserve percentage	25.00%
Minimum percentage of net profit amount required to be transferred to reserve fund before declaring any dividend	20.00%
Ordinary shares [Member]
Dividend declared	₨ 2
'A' Ordinary shares [Member]
Dividend declared	₨ 2.1
Tata Daewoo Commercial Vehicle Company Limited [Member]
Minimum percentage of cash dividend declared appropriation to legal reserve	10.00%
Percentage of capital stock required until no longer required to appropriate cash dividend declared to legal reserve	50.00%